COMMITMENTS AND CONTINGENCIES (Details) - Skintrinsiq Devices $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Long-Term Purchase Commitment [Line Items]
Initial commitment amount of purchase commitments	$ 5.7
Future minimum payment	$ 0.7
Minimum
Long-Term Purchase Commitment [Line Items]
Purchase commitment period	12 months
Maximum
Long-Term Purchase Commitment [Line Items]
Purchase commitment period	18 months